Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Minimum Rental Payments for Operating Leases
Future minimum lease payments at December 31, 2012 under these non-cancelable leases are as follows:

(in millions)

Year Ended December 31,

2013	$7.9
2014	5.1
2015	3.5
2016	2.5
2017	2.3
Thereafter	3.2
$24.5